Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Comprehensive income
Net income/(loss)	SFr 654	SFr 692	SFr 306	SFr 1,346	SFr 898
Gains/(losses) on cash flow hedges	(10)	(33)	10	(43)	6
Foreign currency translation	565	(502)	(1,101)	63	(1,601)
Unrealized gains/(losses) on securities	(8)	(6)	(5)	(14)	(7)
Actuarial gains/(losses)	73	80	82	153	185
Net prior service cost	(29)	(31)	(28)	(60)	(67)
Other comprehensive income/(loss), net of tax	1,352	(101)	(1,672)	1,251	(2,627)
Comprehensive income/(loss)	2,006	591	(1,366)	2,597	(1,729)
Comprehensive income/(loss) attributable to noncontrolling interests	12	(11)	(3)	1	(11)
Comprehensive income/(loss) attributable to shareholders	1,994	602	(1,363)	2,596	(1,718)
Gains/(losses) on liabilities related to credit risk	761	SFr 391	(630)	1,152	(1,143)
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(640)		(237)	(1,253)	(767)
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	7		(13)	0	(24)
Unrealized gains/(losses) on securities	0		0	(1)	0
Actuarial gains/(losses)	62		69	138	160
Net prior service cost	(29)		(28)	(60)	(67)
Other comprehensive income/(loss), net of tax	85		(14)	161	1
Comprehensive income/(loss)	(555)		(251)	(1,092)	(766)
Comprehensive income/(loss) attributable to noncontrolling interests	(25)		30	(15)	42
Comprehensive income/(loss) attributable to shareholders	(530)		(281)	(1,077)	(808)
Gains/(losses) on liabilities related to credit risk	45		(42)	84	(68)
Group parent company
Comprehensive income
Net income/(loss)	647		303	1,341	899
Gains/(losses) on cash flow hedges	(3)		2	0	4
Foreign currency translation	1		0	1	(1)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	41		(24)	78	(147)
Comprehensive income/(loss)	688		279	1,419	752
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	688		279	1,419	752
Gains/(losses) on liabilities related to credit risk	43		(26)	77	(150)
Bank
Comprehensive income
Net income/(loss)	647		240	1,258	766
Gains/(losses) on cash flow hedges	(7)		8	(43)	2
Foreign currency translation	557		(1,088)	62	(1,576)
Unrealized gains/(losses) on securities	(8)		(5)	(13)	(7)
Actuarial gains/(losses)	11		13	15	25
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	1,226		(1,634)	1,012	(2,481)
Comprehensive income/(loss)	1,873		(1,394)	2,270	(1,715)
Comprehensive income/(loss) attributable to noncontrolling interests	37		(33)	16	(53)
Comprehensive income/(loss) attributable to shareholders	1,836		(1,361)	2,254	(1,662)
Gains/(losses) on liabilities related to credit risk	673		(562)	991	(925)
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	109		(44)	278	196
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	596		(709)	236	(1,074)
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	7		4	6	8
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	633		(711)	265	(1,088)
Comprehensive income/(loss)	742		(755)	543	(892)
Comprehensive income/(loss) attributable to noncontrolling interests	8		40	5	1
Comprehensive income/(loss) attributable to shareholders	734		(795)	538	(893)
Gains/(losses) on liabilities related to credit risk	30		(6)	23	(22)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	538		284	980	570
Gains/(losses) on cash flow hedges	(7)		8	(43)	2
Foreign currency translation	(39)		(379)	(174)	(502)
Unrealized gains/(losses) on securities	(8)		(5)	(13)	(7)
Actuarial gains/(losses)	4		9	9	17
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	593		(923)	747	(1,393)
Comprehensive income/(loss)	1,131		(639)	1,727	(823)
Comprehensive income/(loss) attributable to noncontrolling interests	29		(73)	11	(54)
Comprehensive income/(loss) attributable to shareholders	1,102		(566)	1,716	(769)
Gains/(losses) on liabilities related to credit risk	SFr 643		SFr (556)	SFr 968	SFr (903)